Subsequent Events (Detail) - USD ($) shares in Millions, $ in Millions		9 Months Ended	12 Months Ended
	Oct. 05, 2017	Sep. 30, 2017	Dec. 31, 2016	Apr. 01, 2017	Aug. 01, 2016
Subsequent Event [Line Items]
Revised rent payments due under master lease			$ 650.0
Subsequent Event
Subsequent Event [Line Items]
Percentage of initial total rent payments due under the master lease	90.00%
MGM National Harbor LLC | Subsequent Event
Subsequent Event [Line Items]
Business combination, total consideration	$ 1,187.5
Cash payment of consideration	462.5
Assumption of secured indebtedness	$ 425.0
Operating Partnership units issued in acquisition (in units)	9.8
Operating Partnership units issued in acquisition	$ 300.0
Master Lease Base Rent
Subsequent Event [Line Items]
Revised rent payments due under master lease		$ 585.0	$ 585.0	$ 661.7	$ 585.0
Fixed annual rent escalator, percentage		2.00%	2.00%
Percentage of initial total rent payments due under the master lease		90.00%	90.00%
Master Lease Base Rent | Subsequent Event
Subsequent Event [Line Items]
Revised rent payments due under master lease	756.7
Increase in lease obligation	$ 95.0
Fixed annual rent escalator, percentage	2.00%